Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000011358 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011358 | Shift4 Payments, Inc.FR_82452JAB5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011358 | ON Semiconductor Corp.FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | Royal Caribbean Cruises, Ltd.FR_780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011358 | NextEra Energy Capital Holdings, Inc.FR_65339KCX6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011358 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | MicroStrategy, Inc.FR_594972AH4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011358 | Southern CompanyFR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000011358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011358 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011360 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011360 | Shift4 Payments, Inc.FR_82452JAB5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011360 | ON Semiconductor Corp.FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | Royal Caribbean Cruises, Ltd.FR_780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011360 | NextEra Energy Capital Holdings, Inc.FR_65339KCX6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011360 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | MicroStrategy, Inc.FR_594972AH4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011360 | Southern CompanyFR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000011360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011360 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011360 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011361 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011361 | Shift4 Payments, Inc.FR_82452JAB5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011361 | ON Semiconductor Corp.FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | Royal Caribbean Cruises, Ltd.FR_780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011361 | NextEra Energy Capital Holdings, Inc.FR_65339KCX6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011361 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | MicroStrategy, Inc.FR_594972AH4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011361 | Southern CompanyFR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000011361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011361 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011361 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129591 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129591 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129591 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129591 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129591 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129591 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129591 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129591 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129591 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129591 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129591 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000129591 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000129591 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129591 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129591 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129591 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129591 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129591 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129591 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129591 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129591 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129591 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129592 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129592 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129592 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129592 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129592 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129592 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129592 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129592 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129592 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129592 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129592 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000129592 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000129592 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129592 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129592 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129592 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129592 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129592 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129592 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129592 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129592 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129592 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129593 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129593 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129593 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129593 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129593 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129593 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129593 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129593 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129593 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129593 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129593 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000129593 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000129593 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129593 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129593 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129593 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129593 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129593 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129593 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129593 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129593 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129593 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064541 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064541 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064541 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064541 | Tencent Holdings, Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064541 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064541 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064541 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064541 | Meritz Financial Group, Inc.FR_B4WRJD909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064541 | Hon Hai Precision Industry Company, Ltd.FR_ACI1ZLBR7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064541 | Hanwha Aerospace Company, Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064541 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000064541 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000064541 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064541 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064543 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064543 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064543 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064543 | Tencent Holdings, Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064543 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064543 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064543 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064543 | Meritz Financial Group, Inc.FR_B4WRJD909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064543 | Hon Hai Precision Industry Company, Ltd.FR_ACI1ZLBR7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064543 | Hanwha Aerospace Company, Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064543 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000064543 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000064543 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064543 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064544 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064544 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064544 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064544 | Tencent Holdings, Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064544 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064544 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064544 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064544 | Meritz Financial Group, Inc.FR_B4WRJD909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064544 | Hon Hai Precision Industry Company, Ltd.FR_ACI1ZLBR7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064544 | Hanwha Aerospace Company, Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000064544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000064544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064544 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150496 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150496 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150496 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150496 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150496 | U.S. Treasury NoteFR_91282CED9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150496 | NCL Corp., Ltd.FR_62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150496 | MakeMyTrip, Ltd.FR_56087FAB0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150496 | Eni SpAFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | Rivian Automotive, Inc.FR_76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000150496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000150496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000150496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150497 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150497 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150497 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150497 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150497 | U.S. Treasury NoteFR_91282CED9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150497 | NCL Corp., Ltd.FR_62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150497 | MakeMyTrip, Ltd.FR_56087FAB0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150497 | Eni SpAFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | Rivian Automotive, Inc.FR_76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000150497 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000150497 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000150497 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150497 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150497 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150497 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150497 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150497 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150497 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150498 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150498 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150498 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150498 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150498 | U.S. Treasury NoteFR_91282CED9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150498 | NCL Corp., Ltd.FR_62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150498 | MakeMyTrip, Ltd.FR_56087FAB0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150498 | Eni SpAFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | Rivian Automotive, Inc.FR_76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000150498 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000150498 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000150498 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150498 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150498 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150498 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150498 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150498 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150498 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043702 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043702 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043702 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043702 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043702 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043702 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043702 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043702 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043702 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043702 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043702 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000043702 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043702 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043702 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043702 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043702 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043702 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043702 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043702 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043702 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043702 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043702 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043704 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043704 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043704 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043704 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043704 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043704 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043704 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043704 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043704 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043704 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043704 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000043704 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043704 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043704 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043704 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043704 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043704 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043704 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043704 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043704 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043704 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043704 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043705 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043705 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043705 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043705 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043705 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043705 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043705 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043705 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043705 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043705 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000043705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043705 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043705 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220409 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220409 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220409 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220409 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220409 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220409 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220409 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220409 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220409 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220409 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220409 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000220409 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220409 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220409 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220409 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220409 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220409 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220409 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220409 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220409 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220409 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220409 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011374 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011374 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011374 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011374 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011374 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011374 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011374 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011374 | Eni SpAFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011374 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011374 | Southern CompanyFR_842587DY0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000011374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011374 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011374 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011374 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011374 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011376 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011376 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011376 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011376 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011376 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011376 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011376 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011376 | Eni SpAFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011376 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011376 | Southern CompanyFR_842587DY0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000011376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011376 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011376 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011377 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011377 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011377 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011377 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011377 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011377 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011377 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011377 | Eni SpAFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011377 | Novo Nordisk, A/S (ADR)FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011377 | Southern CompanyFR_842587DY0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000011377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011377 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011362 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011362 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011362 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011362 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011362 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011362 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011362 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011362 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011362 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011362 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000011362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011362 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011362 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000011362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011362 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011362 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011364 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011364 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011364 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011364 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011364 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011364 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011364 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011364 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011364 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011364 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000011364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011364 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000011364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011364 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011364 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011364 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011364 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011364 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011365 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011365 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011365 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011365 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011365 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011365 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011365 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011365 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011365 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011365 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000011365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011365 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000011365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011365 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011365 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011365 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011365 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011365 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220407 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220407 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220407 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220407 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220407 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220407 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220407 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220407 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220407 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220407 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220407 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000220407 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000220407 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220407 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220407 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220407 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000220407 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220407 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220407 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220407 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220407 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220407 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011370 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011370 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011370 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011370 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011370 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011370 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011370 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011370 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011370 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011370 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000011370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000011370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011370 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011372 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011372 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011372 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011372 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011372 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011372 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011372 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011372 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011372 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011372 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000011372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000011372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011372 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011372 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011372 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011372 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011373 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011373 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011373 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011373 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011373 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011373 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011373 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011373 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011373 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011373 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011373 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000011373 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000011373 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011373 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011373 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011373 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011373 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011373 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011373 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011373 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011373 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011346 | Amneal Pharmaceuticals, LLCFR_03167DAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011346 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAF9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Burford Capital Global Financial, LLCFR_12116LAC3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | OCI, NVFR_67116NAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Jazz Securities DACFR_47216FAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Ford Motor Credit Company, LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Aptiv, PLC / Aptiv Global Financing DACFR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Iron Mountain, Inc.FR_46284VAE1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011346 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000011346 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011346 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011346 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011346 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000011346 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011346 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011346 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000011346 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011346 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011346 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011348 | Amneal Pharmaceuticals, LLCFR_03167DAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011348 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAF9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Burford Capital Global Financial, LLCFR_12116LAC3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | OCI, NVFR_67116NAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Jazz Securities DACFR_47216FAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Ford Motor Credit Company, LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Aptiv, PLC / Aptiv Global Financing DACFR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Iron Mountain, Inc.FR_46284VAE1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000011348 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011348 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011348 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000011348 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000011348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011348 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011348 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011349 | Amneal Pharmaceuticals, LLCFR_03167DAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011349 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAF9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Burford Capital Global Financial, LLCFR_12116LAC3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | OCI, NVFR_67116NAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Jazz Securities DACFR_47216FAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Ford Motor Credit Company, LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Aptiv, PLC / Aptiv Global Financing DACFR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Iron Mountain, Inc.FR_46284VAE1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011349 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000011349 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011349 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011349 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011349 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000011349 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011349 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011349 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000011349 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011349 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011349 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011378 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011378 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011378 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011378 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011378 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011378 | Advantest Corp.FR_687049007
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011378 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011378 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011378 | Deutsche Telekom, AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011378 | Unilever, PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000011378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000011378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000011378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011378 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011378 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011380 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011380 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011380 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011380 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011380 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011380 | Advantest Corp.FR_687049007
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011380 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011380 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011380 | Deutsche Telekom, AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011380 | Unilever, PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011380 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000011380 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011380 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000011380 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000011380 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011380 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011380 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011380 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011381 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011381 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011381 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011381 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011381 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011381 | Advantest Corp.FR_687049007
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011381 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011381 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011381 | Deutsche Telekom, AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011381 | Unilever, PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011381 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000011381 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011381 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000011381 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000011381 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011381 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011381 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011381 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000204888 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204888 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204888 | WiseTech Global, Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204888 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204888 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204888 | Advantest Corp.FR_687049007
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000204888 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204888 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204888 | Deutsche Telekom, AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204888 | Unilever, PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000204888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000204888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000204888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000204888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000204888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000204888 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234923 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234923 | Ypsomed Holding, AGFR_B02SWN901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234923 | Trustpilot Group, PLCFR_ACI1WNMY9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234923 | Gillette India, Ltd.FR_613993906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234923 | Hemnet Group, ABFR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Cranswick, PLCFR_023188006
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | CES Energy Solutions Corp.FR_15713J955
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | Munters Group, ABFR_BZ0492901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | Sobha, Ltd.FR_B1BL58907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234923 | Kobe Bussan Company, Ltd.FR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234923 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234923 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234923 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234922 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234922 | Ypsomed Holding, AGFR_B02SWN901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234922 | Trustpilot Group, PLCFR_ACI1WNMY9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234922 | Gillette India, Ltd.FR_613993906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234922 | Hemnet Group, ABFR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | Cranswick, PLCFR_023188006
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | CES Energy Solutions Corp.FR_15713J955
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | Munters Group, ABFR_BZ0492901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | Sobha, Ltd.FR_B1BL58907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234922 | Kobe Bussan Company, Ltd.FR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234924 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234924 | Ypsomed Holding, AGFR_B02SWN901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234924 | Trustpilot Group, PLCFR_ACI1WNMY9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234924 | Gillette India, Ltd.FR_613993906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234924 | Hemnet Group, ABFR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | Cranswick, PLCFR_023188006
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | CES Energy Solutions Corp.FR_15713J955
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | Munters Group, ABFR_BZ0492901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | Sobha, Ltd.FR_B1BL58907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234924 | Kobe Bussan Company, Ltd.FR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234924 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234925 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234925 | Ypsomed Holding, AGFR_B02SWN901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234925 | Trustpilot Group, PLCFR_ACI1WNMY9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234925 | Gillette India, Ltd.FR_613993906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234925 | Hemnet Group, ABFR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | Cranswick, PLCFR_023188006
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | CES Energy Solutions Corp.FR_15713J955
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | Munters Group, ABFR_BZ0492901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | Sobha, Ltd.FR_B1BL58907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234925 | Kobe Bussan Company, Ltd.FR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234925 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011366 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011366 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011366 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011366 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011366 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011366 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011366 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011366 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011366 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011366 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000011366 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011366 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011366 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011366 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011366 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011366 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011366 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011366 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011366 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011366 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011366 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011366 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011366 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011368 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011368 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011368 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011368 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011368 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011368 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011368 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011368 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011368 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000011368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011368 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011368 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011368 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011369 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011369 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011369 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011369 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011369 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011369 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011369 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011369 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011369 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011369 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000011369 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011369 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011369 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011369 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011369 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011369 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011369 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011369 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011369 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011369 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011369 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011369 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011369 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220408 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220408 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220408 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220408 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220408 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220408 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220408 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220408 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220408 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220408 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000220408 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000220408 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220408 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220408 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220408 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000220408 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220408 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220408 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220408 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220408 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220408 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220408 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220408 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000165048 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000165048 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165048 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165048 | Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165048 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165048 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165048 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165048 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165048 | Merck & Company, Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000165048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000165048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000165048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000165048 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165049 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165049 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000165049 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165049 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165049 | Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165049 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165049 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165049 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165049 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165049 | Merck & Company, Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165049 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165049 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000165049 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000165049 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000165049 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165049 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000165049 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165050 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000165050 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165050 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165050 | Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165050 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165050 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165050 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165050 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165050 | Merck & Company, Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000165050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000165050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000165050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000165050 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011350 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011350 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011350 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011350 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011350 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011350 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011350 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011350 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000011350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000011350 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011350 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011352 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011352 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011352 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011352 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011352 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011352 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011352 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011352 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011352 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000011352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011352 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011352 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011352 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011352 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000011352 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011352 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011352 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011352 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011353 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011353 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011353 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011353 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011353 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011353 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011353 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011353 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011353 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000011353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011353 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011353 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011353 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011353 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000011353 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011353 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011353 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011353 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211098 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211098 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211098 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211098 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211098 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211098 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211098 | Piper Sandler CompaniesFR_724078100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211098 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211098 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211098 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211098 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000211098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211098 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211098 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000211098 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211098 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211098 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211098 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211098 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211098 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228743 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228743 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228743 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228743 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228743 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228743 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228743 | Piper Sandler CompaniesFR_724078100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228743 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228743 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228743 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228743 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000228743 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228743 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000228743 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228743 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228743 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228743 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228743 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228743 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228743 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211096 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211096 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211096 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211096 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211096 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211096 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211096 | Piper Sandler CompaniesFR_724078100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211096 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211096 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211096 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211096 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000211096 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211096 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211096 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000211096 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211096 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211096 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211096 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211096 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211096 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211097 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211097 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211097 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211097 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211097 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211097 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211097 | Piper Sandler CompaniesFR_724078100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211097 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211097 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211097 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211097 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000211097 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211097 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211097 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000211097 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211097 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211097 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211097 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211097 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211097 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213161 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213161 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213161 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213161 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213161 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213161 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213161 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213161 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213161 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213161 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213161 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000213161 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000213161 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000213161 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213161 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213161 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213161 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213161 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213161 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213162 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213162 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213162 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213162 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213162 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213162 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213162 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213162 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213162 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213162 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213162 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000213162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000213162 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000213162 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213162 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213162 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213162 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213162 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213160 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213160 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213160 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213160 | FTAI Aviation, Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213160 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213160 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213160 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213160 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213160 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213160 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000213160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000213160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000213160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213160 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213160 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213160 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213160 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150500 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150500 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000150500 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150500 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150500 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150500 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150500 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150500 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150500 | S&P 500 IndexFR_ADI2Q1BZ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150500 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150500 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000150500 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150500 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150500 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000150500 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150500 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000150500 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000150500 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150500 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150500 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150500 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150500 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000150501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150501 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150501 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150501 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150501 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150501 | S&P 500 IndexFR_ADI2Q1BZ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150501 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000150501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000150501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000150501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000150501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150501 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150502 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150502 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000150502 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150502 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150502 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150502 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150502 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150502 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150502 | S&P 500 IndexFR_ADI2Q1BZ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150502 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000150502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150502 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000150502 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000150502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000150502 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150502 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150502 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243951 | Albertsons Companies, Inc.FR_013091103
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243951 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243951 | Hess Corp.FR_42809H107
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243951 | Perficient, Inc.FR_71375UAF8
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243951 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243951 | ChampionX Corp.FR_15872M104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243951 | United States Steel Corp.FR_912909108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243951 | Ansys, Inc.FR_03662Q105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243951 | Everest Consolidator Acquisition Corp.FR_29978K102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243951 | Shift4 Payments, Inc.FR_82452JAD1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243951 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000243951 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243951 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243951 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243951 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243951 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243951 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243950 | Albertsons Companies, Inc.FR_013091103
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243950 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243950 | Hess Corp.FR_42809H107
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243950 | Perficient, Inc.FR_71375UAF8
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243950 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243950 | ChampionX Corp.FR_15872M104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243950 | United States Steel Corp.FR_912909108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243950 | Ansys, Inc.FR_03662Q105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243950 | Everest Consolidator Acquisition Corp.FR_29978K102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243950 | Shift4 Payments, Inc.FR_82452JAD1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243950 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000243950 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243950 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243950 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243950 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243950 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243950 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243950 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243949 | Albertsons Companies, Inc.FR_013091103
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243949 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243949 | Hess Corp.FR_42809H107
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243949 | Perficient, Inc.FR_71375UAF8
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243949 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243949 | ChampionX Corp.FR_15872M104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243949 | United States Steel Corp.FR_912909108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243949 | Ansys, Inc.FR_03662Q105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243949 | Everest Consolidator Acquisition Corp.FR_29978K102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243949 | Shift4 Payments, Inc.FR_82452JAD1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243949 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000243949 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243949 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243949 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243949 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243949 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243949 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000204432 | U.S. Treasury NoteFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204432 | U.S. Treasury NoteFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000204432 | MMAF Equipment Finance LLCFR_55317WAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204432 | Credit Acceptance Auto Loan TrustFR_22537GAA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204432 | Porsche Financial Auto Securitization TrustFR_732916AD3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204432 | Toyota Auto Loan Extended Note TrustFR_89231WAA1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | USAA Auto Owner TrustFR_90327VAC2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | Ford Credit Auto Owner TrustFR_34533BAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | DLLAD LLCFR_233258AC6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | Capital One Multi-Asset Execution TrustFR_14041NFY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000204432 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000204432 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000204432 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204432 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204432 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000204433 | U.S. Treasury NoteFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204433 | U.S. Treasury NoteFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000204433 | MMAF Equipment Finance LLCFR_55317WAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204433 | Credit Acceptance Auto Loan TrustFR_22537GAA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204433 | Porsche Financial Auto Securitization TrustFR_732916AD3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204433 | Toyota Auto Loan Extended Note TrustFR_89231WAA1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | USAA Auto Owner TrustFR_90327VAC2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | Ford Credit Auto Owner TrustFR_34533BAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | DLLAD LLCFR_233258AC6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | Capital One Multi-Asset Execution TrustFR_14041NFY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000204433 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000204433 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000204433 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204433 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204433 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049601 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049601 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049601 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049601 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | U.S. Treasury NoteFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049601 | Federal National Mortgage AssociationFR_31418EF21
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049601 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | Federal National Mortgage AssociationFR_31418EAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000049601 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049601 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049601 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000049601 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049603 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049603 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049603 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049603 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | U.S. Treasury NoteFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049603 | Federal National Mortgage AssociationFR_31418EF21
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049603 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | Federal National Mortgage AssociationFR_31418EAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000049603 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049603 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049603 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000049603 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049604 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049604 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049604 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049604 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | U.S. Treasury NoteFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049604 | Federal National Mortgage AssociationFR_31418EF21
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049604 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | Federal National Mortgage AssociationFR_31418EAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000049604 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049604 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049604 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000049604 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%